SIGNIFICANT ACCOUNTING POLICIES - Additional information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) installment segment	Dec. 31, 2023 USD ($) installment segment	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Apr. 01, 2019
Significant accounting policies
Foreign currency exchange buying rate	7.0999				7.0999
Impairments of long-lived assets	¥ 0		¥ 0
Estimated useful lives	50 years	50 years
Number of installment payments from customer | installment	2	2
Percentage of estimated profit margin based on consideration of specific and relevant market factors	5.00%	5.00%
Expected sales return	¥ 839		2,351	¥ 5,593
Expected return asset	508		1,350	3,189
Refund liability	948		2,656	6,320
Value added tax rate						13.00%
Accounts and notes receivable from key customers			631,760	689,984
Group reverse	(7,101)		53,082
Deferred revenue	3,318		2,130
Advertising and market promotion expenses	123,083		187,417	173,642
Shipping expenses	109,835		200,695	248,609
Subsidy income	16,335		23,192	30,147
Uncertain tax positions, interest and penalties recognized	¥ 0		0
Statutory reserve funds				1,756
Number of operating segment | segment	1	1
Retained earnings	¥ 89,711		174,385		$ 12,636
Allowance for doubtful accounts	13,894	$ 1,957	52,997	25,541
Expected credit loss provision for accounts and notes receivable and other receivables	80,734		87,854	34,857
Write off	21,014
General and Administrative Expenses
Significant accounting policies
Allowance for doubtful accounts	13,894		52,997	25,541
Additional Paid-in Capital
Significant accounting policies
Accumulated statutory reserve funds	12,517		12,517
P R C Contribution Plan
Significant accounting policies
Employee benefit expenses	26,994		21,465	¥ 34,291
Installation Services
Significant accounting policies
Revenue recognized amount	2,130		¥ 3,154
Expect to recognize unearned amount for remaining performance obligation in 2022	3,285
Membership Service
Significant accounting policies
Expect to recognize unearned amount for remaining performance obligation in 2022	¥ 33
Xiaomi
Significant accounting policies
Percentage of second installment payment arrangement to total revenue	2.80%	2.80%	2.80%	2.00%